Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 19, 2017
Document Effective Date	Sep. 30, 2017
Prospectus Date	Sep. 30, 2017
Jensen Quality Value Fund | Jensen Quality Value Fund - I Shares
Prospectus:
Trading Symbol	JNVIX
Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares
Prospectus:
Trading Symbol	JNVSX